Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ (144,963,000)	$ (94,944,000)	$ (87,652,000)
Other comprehensive income (loss) before reclassifications		(43,547,000)	(33,501,000)	(21,092,000)
Amount reclassified from accumulated other comprehensive income (loss)		(22,712,000)	(16,518,000)	13,800,000
Net current-period other comprehensive income (loss)	[1]	(67,422,000)	(49,479,000)	(7,941,000)
Ending balance		(211,222,000)	(144,963,000)	(94,944,000)
Components of accumulated other comprehensive income loss, tax		(66,259,000)	(50,019,000)	(7,292,000)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		6,807,000	(3,158,000)	(6,963,000)
Other comprehensive income (loss) before reclassifications		11,798,000	19,838,000	(5,357,000)
Amount reclassified from accumulated other comprehensive income (loss)		(39,280,000)	(9,873,000)	9,162,000
Net current-period other comprehensive income (loss)		(27,482,000)	9,965,000	3,805,000
Ending balance		(20,675,000)	6,807,000	(3,158,000)
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		0	0	11,000
Other comprehensive income (loss) before reclassifications		0	0	0
Amount reclassified from accumulated other comprehensive income (loss)		0	0	(11,000)
Net current-period other comprehensive income (loss)		0	0	(11,000)
Ending balance		0	0	0
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(106,305,000)	(39,499,000)	(47,469,000)
Other comprehensive income (loss) before reclassifications		(57,359,000)	(60,161,000)	3,321,000
Amount reclassified from accumulated other comprehensive income (loss)		16,568,000	(6,645,000)	4,649,000
Net current-period other comprehensive income (loss)		(40,791,000)	(66,806,000)	7,970,000
Ending balance		(147,096,000)	(106,305,000)	(39,499,000)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(45,465,000)	(52,287,000)	(33,231,000)
Other comprehensive income (loss) before reclassifications		2,014,000	6,822,000	(19,056,000)
Amount reclassified from accumulated other comprehensive income (loss)		0	0	0
Net current-period other comprehensive income (loss)		2,014,000	6,822,000	(19,056,000)
Ending balance		$ (43,451,000)	$ (45,465,000)	$ (52,287,000)

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $1,891, $924 and $2,175 for the years 2020, 2019 and 2018, respectively.